UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      CARL C. ICAHN, INDIVIDUAL

Address:   C/O ICAHN ASSOCIATES CORP.
           767 FIFTH AVENUE, SUITE 4700
           NEW YORK, NEW YORK  10153


Form 13F File Number: 028-04333


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   EDWARD E. MATTNER
Title:  ATTORNEY-IN-FACT
Phone:  212-702-4300

Signature,  Place,  and  Date  of  Signing:

/s/ EDWARD E. MATTNER              NEW YORK, NEW YORK                 2/12/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    9

Form 13F Information Table Entry Total:              23

Form 13F Information Table Value Total:  $    4,466,471
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    028-04690             HIGH RIVER LIMITED PARTNERSHIP
----  --------------------  ----------------------------------------------------
02    028-11143             ICAHN MANAGEMENT L.P.
----  --------------------  ----------------------------------------------------
03    028-12621             CCI ONSHORE LLC
----  --------------------  ----------------------------------------------------
04    028-04970             HIGH COAST LIMITED PARTNERSHIP
----  --------------------  ----------------------------------------------------
05    028-04460             HIGHCREST INVESTORS CORP.
----  --------------------  ----------------------------------------------------
06    028-11469             GASCON PARTNERS
----  --------------------  ----------------------------------------------------
07    028-13260             IEH FM HOLDINGS LLC
----  --------------------  ----------------------------------------------------
08    028-13170             THORNWOOD ASSOCIATES LIMITED PARTNERSHIP
----  --------------------  ----------------------------------------------------
09    028-02662             BARBERRY CORP.
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- --------- ------------------- ---------- -------- --------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS SOLE   SHARED   NONE
---------------------------- -------------- --------- --------- ---------- --- ---- ---------- -------- ---- ---------- ----
ADVENTRX PHARMACEUTICALS INC COM            00764X103       303    864,865 SH       DEFINED    1           0    864,865    0
AMERICAN RAILCAR INDS INC    COM            02916P103     3,735    338,933 SH       DEFINED    9           0    338,933    0
AMERICAN RAILCAR INDS INC    COM            02916P103   123,702 11,225,212 SH       DEFINED                0 11,225,212    0
BIOGEN IDEC INC              COM            09062X103   172,005  3,215,051 SH       DEFINED    1           0  3,215,051    0
BLOCKBUSTER INC              CL A           093679108     1,161  1,732,960 SH       DEFINED    1           0  1,732,960    0
BLOCKBUSTER INC              CL A           093679108       602    898,000 SH       DEFINED    9           0    898,000    0
BLOCKBUSTER INC              CL B           093679207       456    772,320 SH       DEFINED    1           0    772,320    0
BLOCKBUSTER INC              CL B           093679207       201    340,906 SH       DEFINED    9           0    340,906    0
CIT GROUP INC                COM NEW        125581801    66,991  2,426,334 SH       DEFINED    1           0  2,426,334    0
ENZON PHARMACEUTICALS INC    COM            293904108     7,415    704,214 SH       DEFINED    1           0    704,214    0
FEDERAL MOGUL CORP           COM            313549404 1,301,685 75,241,924 SH       DEFINED    7           0 75,241,924    0
ICAHN ENTERPRISES LP         DEP UNIT       451100101    68,184  1,706,723 SH       DEFINED                0  1,706,723    0
ICAHN ENTERPRISES LP         DEP UNIT       451100101    62,852  1,573,279 SH       DEFINED    9           0  1,573,279    0
ICAHN ENTERPRISES LP         DEP UNIT       451100101 1,538,468 38,509,836 SH       DEFINED    4           0 38,509,836    0
ICAHN ENTERPRISES LP         DEP UNIT       451100101   154,462  3,866,379 SH       DEFINED    5           0  3,866,379    0
ICAHN ENTERPRISES LP         DEP UNIT       451100101   475,092 11,892,167 SH       DEFINED    6           0 11,892,167    0
ICAHN ENTERPRISES LP         DEP UNIT       451100101   140,445  3,515,515 SH       DEFINED    3           0  3,515,515    0
ICAHN ENTERPRISES LP         DEP UNIT       451100101   136,247  3,410,441 SH       DEFINED    2           0  3,410,441    0
ICAHN ENTERPRISES LP         DEP UNIT       451100101   171,229  4,286,087 SH       DEFINED    8           0  4,286,087    0
LIONS GATE ENTMT CORP        COM NEW        535919203    24,100  4,148,051 SH       DEFINED    1           0  4,148,051    0
LIONS GATE ENTMT CORP        NOTE 2.938%    535919AF1       221    230,800 PRN      DEFINED    1           0    230,800    0
LIONS GATE ENTMT CORP        NOTE 3.625%    535919AG9        81     85,800 PRN      DEFINED    1           0     85,800    0
TAKE-TWO INTERACTIVE SOFTWAR COM            874054109    16,834  1,674,999 SH       DEFINED    1           0  1,674,999    0


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